Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through other comprehensive income [Abstract]
Financial assets at fair value through other comprehensive income

5 Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
	2020	2019
Equity securities	1,862	2,306
Debt securities[1]	32,977	30,483
Loans and advances[1]	1,056	1,680
	35,895	34,468

1 Debt securities include an amount of EUR -12 million (2019: EUR -7 million) and the Loans and advances includes EUR -2 million (2019: EUR -3 million) of Loan loss provisions.

Exposure to equity securities

Equity securities designated as at fair value through other comprehensive income
	Carryingvalue	Carryingvalue	Dividend income	Dividend income
	2020	2019	2020	2019
Investment in Bank of Beijing	1,662	2,001	95	93
Other Investments	200	305	12	18
	1,862	2,306	107	111

For strategic equity securities, ING decided to apply the option to irrevocably designate these investments at fair value through other comprehensive income, instead of the IFRS 9 default measurement of fair value through profit or loss.

As at 31 December 2020 ING holds approximately 13% (2019: 13%)  of the shares of Bank of Beijing, a bank listed on the stock exchange of Shanghai. As per regulatory requirements set by China Banking and Insurance Regulatory Commission, ING, as a shareholder holding more than 5% or more of the shares, is required to supply additional capital when necessary. No request for additional capital was received in 2020 (2019: nil).

Changes in fair value through other comprehensive income

The following table presents changes in financial assets at fair value through other comprehensive income.

Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
	2020	2019	2020	2019	2020	2019
Opening balance as at 1 January	2,306	3,228	32,163	27,995	34,468	31,223
Additions	13	11	16,936	16,259	16,949	16,270
Amortisation			-9	-12	-9	-12
Transfers and reclassifications	-107	3	0	-0	-107	3
Changes in unrealised revaluations [2]	-283	139	520	258	237	397
Impairments			-2	-2	-2	-2
Reversals of impairments			-4	1	-4	1
Disposals and redemptions	-13	-1,091	-14,557	-12,298	-14,571	-13,389
Exchange rate differences	-53	15	-1,017	-40	-1,070	-25
Changes in the composition of the group and other changes	-0	0	2	2	2	3
Closing balance	1,862	2,306	34,033	32,163	35,895	34,468

1 Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.

2 Changes in unrealised revaluations of FVOCI debt instruments include changes on hedged items which are recognised in the statement of profit or loss. Reference is made to Note 19 ‘Equity’ for details on the changes in revaluation reserve.

In 2020, changes in unrealised revaluations of equity securities decreased mainly related to negative revaluation of the stake in Bank of Bejing following a decline in share price (EUR -339 million).

In 2020, transfers and reclassifications of EUR -107 million mainly relates to ING’s investment in Visa preference series C shares (EUR -116 million) that have been reclassified from equity at fair value through other comprehensive income to debt securities at mandatorily fair value through profit or loss' based on variable conversion rate.

In the first quarter of 2019, ING sold its last tranche of shares in India’s Kotak Mahindra Bank (Kotak) for EUR 880 million. The transaction, for a stake of 3.07%, concluded the divestment process and was the main driver for the ‘disposal’ line in 2019.

Reference is made to Note 6 ‘Securities at amortised cost’ for details on ING Group’s total exposure to debt securities.